Income Taxes (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Net operating loss carry-forward	$ 14,120,000	$ 7,132,000
Stock based compensation		252,000
Intangible Assets	(1,000)
Less: valuation allowance		(7,384,000)
Total
Deferred Tax Asset [Member]
Deferred Tax Assets
Net operating loss carry-forward	3,635,000	1,926,000
Stock based compensation		68,000
Intangible Assets	0
Less: valuation allowance	(3,635,000)	(1,994,000)
Total